Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments	¥ 818	$ 117	¥ 4,255
Investments – equity security recorded within other current assets	32,235
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments			4,255
Investments – equity security recorded within other current assets	32,235
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments	818
Investments – equity security recorded within other current assets
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short term investments
Investments – equity security recorded within other current assets